Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 25.1	$ 20.1
Post-employment benefits	1.5	1.3
Termination benefits	0.0	0.5
Stock-based compensation expense	9.3	8.4
Total	$ 35.9	$ 30.3